Income Taxes	12 Months Ended
Dec. 31, 2024
Effective Income Tax Rate Reconciliation [Line Items]
Income Taxes
6.
Income tax

HMI serves as a holding company for a group of companies primarily engaged in the international operation of ships. Generally, income from the international operation of ships is subject to preferential tax regimes in the countries where the ship owning or operating companies are incorporated and exempt from income tax in other countries where the ships call due to the application of income tax treaties or, in the case of the United States, treaties or Section 883 of the Internal Revenue Code of 1986, as amended (the “Code”). Among other things, in order to qualify, the Company must be incorporated in a country, which grants an equivalent exemption to U.S. corporations and must satisfy certain qualified ownership requirements.

Income earned by the Company organized outside of the United States that is not derived in connection with the international operation of ships (as such term is defined by Section 883 of the Code and the regulations promulgated there under) or earned in countries without preferential tax regimes is subject to income tax in the countries where such income is earned. Section 887 of the Code imposes a 4% gross basis tax on U.S. source gross transportation income (“USSGTI”). USSGTI is 50% of the gross revenue derived from voyages that begin or end in the United States. The Non-consolidated Pool Subsidiaries of the Company earn USSGTI. The Non-consolidated Pool Subsidiaries are incorporated in the Marshall Islands. Pursuant to the income tax laws of the Marshall Islands, these subsidiaries are not subject to income tax. The Marshall Islands has been officially recognized by the Internal Revenue Service as a qualified foreign country that currently grants the requisite equivalent exemption from tax. In addition, these subsidiaries satisfy one of the ownership tests required by Section 883 and are therefore exempt from U.S. income tax on their transportation income derived from the operation of their chartered vessels to or from U.S. ports.

Uncertain tax positions are evaluated under the more likely-than-not threshold for financial statement recognition and measurement for tax positions taken or expected to be taken in a tax return. The Company reviews its tax positions annually and adjusts its tax reserve balances as more information becomes available. No such reserve was deemed necessary as of December 31, 2024 and 2023.

For the years ended December 31, 2024, 2023, and 2022, the Company did not recognize any taxable profits. This was primarily due to the preferential tax regimes applicable to the international operation of ships, as well as the utilization of tax loss carryforwards by certain subsidiaries in various jurisdictions. As a result, no income tax expense or benefit was recorded for any of the periods presented.